FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q3) (Details) - Recurring [Member]	Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets [Abstract]
U.S. Treasury Securities	$ 200,032,532
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability	6,100,000
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability	$ 3,660,000